                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                                   ----------

                       STREETTRACKS(R) INDEX SHARES FUNDS
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

                               Scott M. Zoltowski
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)

                                    Copy to:
                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                                New York NY 10019

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: September 30, 2005

ITEM 1.  REPORTS TO SHAREHOLDERS.

streetTRACKS (R)
Index Shares Funds

ANNUAL REPORT
SEPTEMBER 30, 2005



(COVER GRAPHIC)

                                 (streetTRACKS annual report)
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear Shareholders,

As president of the streetTRACKS Index Shares Funds, I am pleased to provide you with the streetTRACKS Index Shares Funds annual report for the fiscal year ended September 30, 2005. This report includes discussion about the management of the streetTRACKS Dow Jones STOXX 50 Fund and the streetTRACKS Dow Jones EURO STOXX 50 Fund, as well as performance and financial statements for each portfolio.

Overall, investor interest in exchange traded funds continued this year. Assets of ETFs listed and traded on U.S. exchanges topped $263.6 billion as of fiscal year ending September 30, 2005, representing an increase of approximately 45.6% over last year. The streetTRACKS Index Shares Funds continue to share in the success of ETFs as well. Total assets invested in the streetTRACKS Index Shares Funds reached over $211.3 million as of September 30, 2005, growing 78.6% over the course of the fiscal year.*

As the ETF industry continues to grow, we are firmly committed to developing new and more innovative ETF products -- and applications for those products--to help you meet your investment objectives. We deeply appreciate your support and confidence and wish to thank you for choosing streetTRACKS Index Shares Funds. We look forward to an enduring relationship with our shareholders, built on trust and dedicated to best serving the needs of a growing and increasingly sophisticated investment community.

Sincerely,

(Signature of James Ross)

James Ross
President, streetTRACKS Index Shares Funds

*Source: Bloomberg; SSgA Advisor Consulting Services as of 9/30/2005

                        (streetTRACKS annual report)
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES STOXX 50 FUND
The streetTRACKS Dow Jones STOXX 50 Fund (the "Fund") seeks to replicate the total return of the Dow Jones STOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

The Fund performance for the one year period ending September 30, 2005 was 21.60% versus the Index return of 22.01%. The performance was strong during the fourth quarter 2004, up 14.05%. The first two quarters of 2005 were down only slightly, 0.54% and 0.08% respectively, then rebounded during the third quarter 2005, returning 7.30%. All of the constituents in the index added value during the period. Strong corporate earnings (59% of reporting companies beat earnings estimates), positive economic news out of the U.S., increasing merger and acquisition activity thanks to low corporate bond yields, and the revaluation of China's currency, all helped European markets overcome the London terror attacks.

Energy companies benefited from oil price increases during the period. The three European oil giants, United Kingdom's BP PLC and Royal Dutch Shell PLC and France's Total SA all provided significant returns for the sector. These three companies together represent over 14% of the index.

Financial companies, which represent almost 34% of the index was the second best contributor. The top three contributors in the period were Banco Santander Central Hispano SA, UBS AG, and Credit Suisse Group. These companies are domiciled in Spain and Switzerland, respectively. The strength across borders of these stocks exemplifies the strength of financial stocks during the period.

Health Care also had a very good period, led by Roche Holding AG in Switzerland and GlaxoSmithKline PLC in the United Kingdom. These two stocks make up almost 7.0% of the index. The sector constitutes 12.4% of the entire index as of September 2005.

Structural changes to the benchmark over the period included: In June 2005, STOXX announced a number of share and free float factor changes. AstraZeneca PLC and ABN AMRO Holding NV were the biggest weight increases, while Nokia Oyj and Vodafone Group PLC were the largest decliners. In July, the Royal Dutch Petroleum take over of Shell Transport & Trading, and the addition of France Telecom SA were the major changes during the month. In September, the replacement of Swiss Reinsurance by Rio Tinto PLC was a sizable change that was included in the annual blue-chip review.

The Fund consisted of 50 companies as of September 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT streetTRACKS DOW JONES STOXX 50 FUND

(LINE GRAPH)

                                                                   STREETTRACKS DOW JONES         DOW JONES STOXX 50 INDEX - US
                                                                       STOXX 50 FUND                    DOLLAR DENOMINATED
                                                                   ----------------------         -----------------------------
10/15/02                                                                   10000                              10000
12/31/02                                                                   10059                               9978
3/31/03                                                                     9129                               9132
6/30/03                                                                    11098                              11096
9/30/03                                                                    11279                              11287
12/31/03                                                                   13631                              13660
3/31/04                                                                    13384                              13423
6/30/04                                                                    13524                              13552
9/30/04                                                                    13776                              13815
12/31/04                                                                   15710                              15814
3/31/05                                                                    15626                              15695
6/30/05                                                                    15612                              15682
9/30/05                                                                    16751                              16856

(Fund's performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund Shares. The Fund's past performance is no guarantee of future results.)

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   STREETTRACKS DOW JONES STOXX 50 FUND
   The following performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, in that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares. PERFORMANCE AS OF SEPTEMBER 30, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET               DOW JONES STOXX 50 INDEX
                                               VALUE                VALUE             (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/05                  21.60%               21.14%                        22.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          67.65%               63.41%                        68.49%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2005.

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET               DOW JONES STOXX 50 INDEX
                                               VALUE                VALUE             (Broad-Based Comparative Index)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/05                  21.60%               21.14%                        22.01%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          19.20%               18.16%                        19.40%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2005.

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION                   HSBC
                                     HOLDINGS     VODAFONE                     GLAXOSMITHKLINE
                          BP PLC     PLC          GROUP PLC     TOTAL SA       PLC
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE                  1,627,002    1,474,037     1,426,241      1,358,481
                          $2,352,739
    -----------------------------------------------------------------------------------------------------
       % OF               7.48%      5.17         4.69          4.54           4.32
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*
(PIE CHART IN %)

                                              CYCLICAL
                                               GOODS                  FOOD
                                                 &                      &       FINANCIAL
AUTOMOBILES             BANKS     CHEMICALS   SERVICES    ENERGY    BEVERAGES   SERVICES    HEALTHCARE   INDUSTRIALS   INSURANCE
-----------             -----     ---------   --------    ------    ---------   ---------   ----------   -----------   ---------
1.3                      26.4        1.1        1.0        18.0        5.7         1.1         12.8          1.8          6.1

                                               NON-
                                             CYCLICAL
                                              GOODS
                                                &
AUTOMOBILES             OTHER      MINING    SERVICES    RETAIL    SOFTWARE   TECHNOLOGY   TELECOMMUNICATIONS   UTILITIES
-----------             -----      ------    --------    ------    --------   ----------   ------------------   ---------
1.3                      0.7        2.5        1.9        0.8        1.1          2.1             13.0             2.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES EURO STOXX 50 FUND
The streetTRACKS Dow Jones EURO STOXX 50 Fund (the "Fund") seeks to replicate the total return of the Dow Jones EURO STOXX 50 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.
The Fund performance for the one year period ending September 30, 2005 was 24.82% versus the Index return of 25.06%. The performance was strong during the fourth quarter 2004, up 18.64%. Returns declined over the first half of 2005, down 0.76% in Q1 and 1.28% in Q2, and then rebounded during the third quarter returning 7.39%. All of the constituents in the index added value during the period. Strong corporate earnings (59% of reporting companies beat earnings estimates,) positive economic news out of the U.S., increasing merger and acquisition activity thanks to low corporate bond yields, and the revaluation of China's currency all helped European markets overcome the London Terror attacks.

Energy companies benefited from oil price increases during the period. The sector, which represents over 16.0% of the index, returned 38.5% for the year ending September 2005. The three giant Euroland oil companies, France's Total SA, Eni SpA of Italy and Royal Dutch Petroleum in the Netherlands, led the way within the sector and provided solid returns. These stocks are over 15% of the index.

Financial companies, which represent 29.9% of the index also posted strong returns during the period. The sector was up 28.0%. The top three contributors in the period were posted by two Spanish banks, Banco Santander Central Hispano SA and Banco Bilbao Vizcaya Argentaria SA and by Societe Genarale in France.

Structural changes to the benchmark over the period included: In June 2005, STOXX announced a number of share and free float factor changes. France Telecom SA and ABN AMRO Holding NV were the biggest weight increases, while Nokia Oyj and Deutsche Bank AG were the largest decliners. Also Telecom Italia's take over of Telecom Italia Mobile resulted in the addition of Allied Irish Bank PLC. In July 2005, the Royal Dutch Petroleum's take over of Shell Transport & Trading, and the addition of Renault SA were the major changes during the month.

The Fund consisted of 50 companies as of September 30, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT streetTRACKS DOW JONES EURO STOXX 50 FUND

(LINE GRAPH)

                                                                STREETTRACKS DOW JONES EURO          DOW JONES EURO STOXX 50
                                                                       STOXX 50 FUND              INDEX - US DOLLAR DENOMINATED
                                                                ---------------------------       -----------------------------
10/15/02                                                                  10000.00                           10000.00
12/31/02                                                                  10343.00                           10283.00
3/31/03                                                                    9148.00                            9156.00
6/30/30                                                                   11657.00                           11641.00
9/30/03                                                                   11746.00                           11732.00
12/31/03                                                                  14658.00                           14657.00
3/31/04                                                                   14443.00                           14452.00
6/30/04                                                                   14685.00                           14664.00
9/30/04                                                                   14590.00                           14562.00
12/31/04                                                                  17299.00                           17325.00
3/31/05                                                                   17161.00                           17147.00
6/30/05                                                                   16958.00                           16927.00
9/30/05                                                                   18212.00                           18211.00

(Fund's performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund Shares. The Fund's past performance is no guarantee of future results.)

   STREETTRACKS INDEX SHARES FUNDS           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   STREETTRACKS DOW JONES EURO STOXX 50 FUND
   The following performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, in that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or on redemption of Fund shares.

   PERFORMANCE AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/05                  24.82%               24.57%                         25.06%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          78.77%               74.57%                         78.64%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2005.

    -----------------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                             NET ASSET              MARKET
                                               VALUE                VALUE              DOW JONES EURO STOXX 50 INDEX
    -----------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/05                  24.82%               24.57%                         25.06%
    -----------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)          21.83%               20.85%                         21.80%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 21, 2002 (commencement of trading) to September 30, 2005.

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2005

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                       SANOFI-           BANCO SANTANDER
                          TOTAL SA       AVENTIS           CENTRAL HISPANO SA     ENI SPA           NOKIA OYJ
    -----------------------------------------------------------------------------------------------------------------------
      MARKET VALUE        $13,853,618    7,186,926         7,151,726              6,581,117         6,466,268
    -----------------------------------------------------------------------------------------------------------------------
       % OF               7.71%          4.00              3.98                   3.66              3.60
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2005*
(PIE CHART IN %)

Automobiles                                                                       3.1
Banks                                                                            20.8
Chemicals                                                                         4.2
Construction                                                                      1.7
Cyclical Goods & Services                                                         2.7
Energy                                                                           12.9
Food & Beverages                                                                  3.2
Financial Services                                                                1.8
Healthcare                                                                        4.0
Industrials                                                                       3.1
Insurance                                                                        11.2
Media                                                                             1.7
Other                                                                             0.3
Non-cyclical Goods & Services                                                     1.7
Retail                                                                            1.3
Software                                                                          1.8
Technology                                                                        4.4
Telecommunications                                                               10.0
Utilities                                                                        10.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

STREETTRACKS DOW JONES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.37%
BELGIUM -- 1.07%
FINANCIAL SERVICES -- 1.07%
Fortis................................     11,575  $   335,627
                                                   -----------
FINLAND -- 2.13%
TECHNOLOGY -- 2.13%
Nokia Oyj.............................     39,830      669,413
                                                   -----------
FRANCE -- 12.60%
BANKS -- 3.23%
BNP Paribas SA........................      7,375      562,398
Societe Generale......................      3,954      452,640
                                                   -----------
                                                     1,015,038
                                                   -----------
ENERGY -- 4.53%
Total SA..............................      5,209    1,426,241
                                                   -----------
INSURANCE -- 1.19%
AXA...................................     13,538      372,797
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 0.65%
L'Oreal SA............................      2,647      205,683
                                                   -----------
RETAIL -- 0.77%
Carrefour SA..........................      5,273      243,361
                                                   -----------
TELECOMMUNICATIONS -- 1.41%
France Telecom SA.....................     15,375      442,660
                                                   -----------
UTILITIES -- 0.82%
Suez SA...............................      8,866      257,077
                                                   -----------
TOTAL FRANCE COMMON STOCKS............               3,962,857
                                                   -----------
GERMANY -- 11.44%
AUTOMOBILES -- 1.32%
DaimlerChrysler AG....................      7,816      415,947
                                                   -----------
BANKS -- 1.38%
Deutsche Bank AG......................      4,607      432,246
                                                   -----------
CHEMICALS -- 1.13%
BASF AG...............................      4,708      354,763
                                                   -----------
INDUSTRIALS -- 1.83%
Siemens AG............................      7,459      576,448
                                                   -----------
INSURANCE -- 1.53%
Allianz AG............................      3,556      481,634
                                                   -----------
SOFTWARE -- 1.05%
SAP AG................................      1,901      329,581
                                                   -----------
TELECOMMUNICATIONS -- 1.38%
Deutsche Telekom AG...................     23,760      433,704
                                                   -----------
UTILITIES -- 1.82%
E.ON AG...............................      6,216      572,791
                                                   -----------
TOTAL GERMANY COMMON STOCKS...........               3,597,114
                                                   -----------
ITALY -- 4.17%
ENERGY -- 2.17%
Eni SpA...............................     22,868      681,275
                                                   -----------
INSURANCE -- 0.98%
Assicurazioni Generali SpA............      9,744      308,264
                                                   -----------
TELECOMMUNICATIONS -- 1.02%
Telecom Italia SpA....................     98,449      321,070
                                                   -----------
TOTAL ITALY COMMON STOCKS.............               1,310,609
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
NETHERLANDS -- 5.09%
BANKS -- 1.26%
ABN AMRO Holding NV...................     16,433  $   394,862
                                                   -----------
CYCLICAL GOODS & SERVICES -- 1.00%
Koninklijke (Royal) Philips
  Electronics NV......................     11,819      315,058
                                                   -----------
FOOD & BEVERAGES -- 1.15%
Unilever NV...........................      5,083      362,490
                                                   -----------
INSURANCE -- 1.68%
ING Groep NV..........................     17,680      528,208
                                                   -----------
TOTAL NETHERLANDS COMMON STOCKS.......               1,600,618
                                                   -----------
SPAIN -- 6.08%
BANKS -- 4.03%
Banco Bilbao Vizcaya Argentaria SA....     30,212      531,442
Banco Santander Central Hispano SA....     55,772      734,950
                                                   -----------
                                                     1,266,392
                                                   -----------
TELECOMMUNICATIONS -- 2.05%
Telefonica SA.........................     39,345      646,083
                                                   -----------
TOTAL SPAIN COMMON STOCKS.............               1,912,475
                                                   -----------
SWEDEN -- 1.54%
TELECOMMUNICATIONS -- 1.54%
Telefonaktiebolaget LM Ericsson (Class
  B)..................................    132,020      483,361
                                                   -----------
SWITZERLAND -- 13.62%
BANKS -- 3.89%
Credit Suisse Group...................     10,814      480,622
UBS AG................................      8,706      742,804
                                                   -----------
                                                     1,223,426
                                                   -----------
FOOD & BEVERAGES -- 3.37%
Nestle SA.............................      3,603    1,059,172
                                                   -----------
HEALTHCARE -- 6.36%
Novartis AG...........................     22,153    1,128,055
Roche Holding AG......................      6,268      874,141
                                                   -----------
                                                     2,002,196
                                                   -----------
TOTAL SWITZERLAND COMMON STOCKS.......               4,284,794
                                                   -----------
UNITED KINGDOM -- 41.63%
BANKS -- 12.58%
Barclays PLC..........................     57,602      583,908
HBOS PLC..............................     34,763      524,896
HSBC Holdings PLC.....................    100,292    1,627,002
Lloyds TSB Group PLC..................     49,853      411,871
Royal Bank of Scotland Group PLC......     28,391      808,145
                                                   -----------
                                                     3,955,822
                                                   -----------
ENERGY -- 11.30%
BP PLC................................    197,462    2,352,739
Royal Dutch Shell PLC (Class A).......     36,199    1,200,744
                                                   -----------
                                                     3,553,483
                                                   -----------
FOOD & BEVERAGES -- 1.22%
Diageo PLC............................     26,535      382,586
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
HEALTHCARE -- 6.46%
AstraZeneca PLC.......................     14,459  $   674,018
GlaxoSmithKline PLC...................     53,252    1,358,481
                                                   -----------
                                                     2,032,499
                                                   -----------
INSURANCE -- 0.70%
Aviva PLC.............................     19,921      219,383
                                                   -----------
MINING -- 2.51%
Anglo American Capital PLC............     13,281      397,073
Rio Tinto PLC.........................      9,605      393,879
                                                   -----------
                                                       790,952
                                                   -----------
NON-CYCLICAL GOODS & SERVICES -- 1.22%
Tesco PLC.............................     69,818      382,279
                                                   -----------
TELECOMMUNICATIONS -- 5.64%
BT Group PLC..........................     76,560      301,021
Vodafone Group PLC....................    564,890    1,474,037
                                                   -----------
                                                     1,775,058
                                                   -----------
TOTAL UNITED KINGDOM COMMON STOCKS....              13,092,062
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $24,847,050)..................              31,248,930
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENT -- 0.67%
UNITED STATES -- 0.67%
MONEY MARKET FUND -- 0.67%
AIM Short Term Investment Class Prime
  Fund (Cost -- $209,540).............    209,540  $   209,540
                                                   -----------
TOTAL INVESTMENTS -- 100.04%
  (Cost -- $25,056,590)...............              31,458,470
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.04)%...................                 (11,048)
                                                   -----------
NET ASSETS -- 100.00%.................             $31,447,422
                                                   ===========

See accompanying notes to financial statements.

STREETTRACKS DOW JONES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.75%
BELGIUM -- 1.82%
FINANCIAL SERVICES -- 1.82%
Fortis..............................     112,774  $  3,269,982
                                                  ------------
FINLAND -- 3.60%
TECHNOLOGY -- 3.60%
Nokia Oyj...........................     384,742     6,466,268
                                                  ------------
FRANCE -- 34.84%
AUTOMOBILES -- 0.91%
Renault SA..........................      17,151     1,629,435
                                                  ------------
BANKS -- 6.45%
BNP Paribas SA......................      71,790     5,474,517
Credit Agricole SA..................      59,687     1,755,864
Societe Generale....................      38,133     4,365,331
                                                  ------------
                                                    11,595,712
                                                  ------------
CHEMICALS -- 0.97%
L'Air Liquide SA....................       9,459     1,744,849
                                                  ------------
CONSTRUCTION -- 1.71%
Compagnie de Saint-Gobain...........      29,990     1,730,495
Lafarge SA..........................      15,287     1,349,133
                                                  ------------
                                                     3,079,628
                                                  ------------
CYCLICAL GOODS & SERVICES -- 1.03%
LVMH Moet Hennessy Louis Vuitton
  SA................................      22,316     1,845,703
                                                  ------------
ENERGY -- 7.71%
Total SA............................      50,597    13,853,618
                                                  ------------
FOOD & BEVERAGES -- 1.27%
Groupe Danone.......................      21,122     2,283,004
                                                  ------------
HEALTHCARE -- 4.00%
Sanofi-Aventis......................      86,706     7,186,926
                                                  ------------
INSURANCE -- 2.02%
AXA.................................     132,082     3,637,148
                                                  ------------
MEDIA -- 1.70%
Vivendi Universal SA................      93,105     3,048,766
                                                  ------------
NON-CYCLICAL GOODS & SERVICES -- 1.11%
L'Oreal SA..........................      25,581     1,987,750
                                                  ------------
RETAIL -- 1.31%
Carrefour SA........................      50,961     2,351,967
                                                  ------------
TECHNOLOGY -- 0.84%
Alcatel SA*.........................     113,331     1,513,944
                                                  ------------
TELECOMMUNICATIONS -- 2.42%
France Telecom SA...................     150,800     4,341,672
                                                  ------------
UTILITIES -- 1.39%
Suez SA.............................      86,511     2,508,463
                                                  ------------
TOTAL FRANCE COMMON STOCKS..........                62,608,585
                                                  ------------
GERMANY -- 23.24%
AUTOMOBILES -- 2.24%
DaimlerChrysler AG..................      75,751     4,031,271
                                                  ------------
BANKS -- 2.34%
Deutsche Bank AG....................      44,853     4,208,274
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
CHEMICALS -- 3.21%
BASF AG.............................      45,627  $  3,438,137
Bayer AG............................      63,389     2,330,197
                                                  ------------
                                                     5,768,334
                                                  ------------
INDUSTRIALS -- 3.12%
Siemens AG..........................      72,582     5,609,295
                                                  ------------
INSURANCE -- 3.62%
Allianz AG..........................      34,428     4,663,023
Muenchener Rueckversicherungs-
  Gesellschaft AG...................      15,987     1,831,099
                                                  ------------
                                                     6,494,122
                                                  ------------
SOFTWARE -- 1.78%
SAP AG..............................      18,427     3,194,735
                                                  ------------
TELECOMMUNICATIONS -- 2.34%
Deutsche Telekom AG.................     230,227     4,202,459
                                                  ------------
UTILITIES -- 4.59%
E.ON AG.............................      60,061     5,534,492
RWE AG..............................      40,885     2,713,580
                                                  ------------
                                                     8,248,072
                                                  ------------
TOTAL GERMANY COMMON STOCKS.........                41,756,562
                                                  ------------
IRELAND -- 0.95%
BANKS -- 0.95%
Allied Irish Banks PLC..............      79,927     1,705,643
                                                  ------------
ITALY -- 10.88%
BANKS -- 2.07%
SanPaolo IMI SpA....................      85,759     1,335,868
UniCredito Italiano SpA.............     421,170     2,381,505
                                                  ------------
                                                     3,717,373
                                                  ------------
ENERGY -- 3.66%
Eni SpA.............................     220,905     6,581,117
                                                  ------------
INSURANCE -- 1.68%
Assicurazioni Generali SpA..........      95,362     3,016,897
                                                  ------------
TELECOMMUNICATIONS -- 1.73%
Telecom Italia SpA..................     951,378     3,102,714
                                                  ------------
UTILITIES -- 1.74%
Enel SpA............................     362,801     3,136,237
                                                  ------------
TOTAL ITALY COMMON STOCKS...........                19,554,338
                                                  ------------
NETHERLANDS -- 10.22%
BANKS -- 2.14%
ABN AMRO Holding NV.................     160,265     3,850,945
                                                  ------------
CYCLICAL GOODS & SERVICES -- 1.69%
Koninklijke (Royal) Philips
  Electronics NV....................     114,226     3,044,914
                                                  ------------
FOOD & BEVERAGES -- 1.97%
Unilever NV (1).....................      49,609     3,537,826
                                                  ------------
INSURANCE -- 3.84%
Aegon NV............................     121,419     1,807,902
ING Groep NV (1)....................     170,354     5,089,498
                                                  ------------
                                                     6,897,400
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES EURO STOXX 50 FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
NON-CYCLICAL GOODS & SERVICES -- 0.58%
Koninklijke Ahold NV*...............     136,733  $  1,036,920
                                                  ------------
TOTAL NETHERLANDS COMMON STOCKS.....                18,368,005
                                                  ------------
SPAIN -- 14.20%
BANKS -- 6.86%
Banco Bilbao Vizcaya Argentaria
  SA................................     293,874     5,169,372
Banco Santander Central Hispano
  SA................................     542,712     7,151,726
                                                  ------------
                                                    12,321,098
                                                  ------------
ENERGY -- 1.55%
Repsol YPF SA.......................      85,858     2,790,757
                                                  ------------
TELECOMMUNICATIONS -- 3.47%
Telefonica SA.......................     380,059     6,240,932
                                                  ------------
UTILITIES -- 2.32%
Endesa SA...........................      83,848     2,251,304
Iberdrola SA........................      68,068     1,908,039
                                                  ------------
                                                     4,159,343
                                                  ------------
TOTAL SPAIN COMMON STOCKS...........                25,512,130
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $174,386,464)...............               179,241,513
                                                  ------------
RIGHTS -- 0.02%
FRANCE -- 0.02%
UTILITIES -- 0.02%
Suez SA, expires 9/27/05 (1)*
  (Cost -- $0)......................      78,000        29,958
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
SHORT TERM INVESTMENTS -- 1.86%
UNITED STATES -- 1.86%
MONEY MARKET FUNDS -- 1.86%
AIM Short Term Investment
  Class Prime Fund
  (Cost -- $942,297)................     942,297  $    942,297
UBS Private Money Market Fund,
  LLC (Cost -- $2,405,900) (2)......   2,405,900     2,405,900
                                                  ------------
                                                     3,348,197
                                                  ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost -- $3,348,197)..............                 3,348,197
                                                  ------------
TOTAL INVESTMENTS -- 101.63%
  (Cost $177,734,661)...............               182,619,668
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.63)%.................                (2,932,053)
                                                  ------------
NET ASSETS -- 100.00%...............              $179,687,615
                                                  ============

 *  Non-income producing security
(1) Security, or portion thereof, was on loan at September 30, 2005
(2) Investments of cash collateral for
    securities loaned

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
ASSETS
  Investments in securities at value (cost -- $25,056,590
    and $175,328,761, respectively)*........................  $31,458,470    $180,213,768
  Investments of cash collateral received for securities
    loaned, at value (cost -- $0 and $2,405,900,
    respectively)...........................................           --       2,405,900
  Cash......................................................           --          44,096
  Foreign currency, at value (cost -- $58,505 and $159,612,
    respectively)...........................................       58,401         160,188
  Dividends receivable......................................      100,029         124,651
                                                              -----------    ------------
         TOTAL ASSETS.......................................   31,616,900     182,948,603
                                                              -----------    ------------
LIABILITIES
  Cash collateral for securities loaned.....................           --       2,405,900
  Distributions payable.....................................      156,324         804,408
  Accrued trustees fees.....................................        2,546          12,004
  Accrued advisory fee......................................        7,494          38,676
  Payable to Sub-Custodian..................................        3,114              --
                                                              -----------    ------------
         TOTAL LIABILITIES..................................      169,478       3,260,988
                                                              -----------    ------------
         NET ASSETS.........................................  $31,447,422    $179,687,615
                                                              ===========    ============
NET ASSETS REPRESENTED BY:
  Paid in capital...........................................  $25,037,075    $175,739,756
  Distributions in excess of net investment income..........      (61,610)       (700,644)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................       71,912        (234,604)
  Net unrealized appreciation on investments and foreign
    currency................................................    6,400,045       4,883,107
                                                              -----------    ------------
         NET ASSETS.........................................  $31,447,422    $179,687,615
                                                              ===========    ============
NET ASSET VALUE PER SHARE
  Net asset value per share.................................  $     39.31    $      41.31
                                                              ===========    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................      800,019       4,350,032
                                                              ===========    ============

* Includes $0 and $2,289,217, respectively, of investments in securities on loan, at value.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                              STREETTRACKS   STREETTRACKS
                                                               DOW JONES       DOW JONES
                                                                STOXX 50     EURO STOXX 50
                                                                  FUND           FUND
                                                              ------------   -------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes, $80,535 and
    $708,716, respectively).................................   $  887,038    $  4,062,892
  Securities lending -- Net.................................       11,754         197,834
                                                               ----------    ------------
  TOTAL INVESTMENT INCOME...................................      898,792       4,260,726
                                                               ----------    ------------
EXPENSES:
  Advisory fee..............................................       84,662         397,634
  Trustees fees and expenses................................       10,089          43,668
                                                               ----------    ------------
  TOTAL EXPENSES............................................       94,751         441,302
                                                               ----------    ------------
  NET INVESTMENT INCOME.....................................      804,041       3,819,424
                                                               ----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) IN INVESTMENTS:
  Net realized gain on investments and foreign currency
    transactions............................................      174,316      34,046,899
  Net change in unrealized appreciation (depreciation) on
    investments and foreign
    currency................................................    4,562,075     (10,072,382)
                                                               ----------    ------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................    4,736,391      23,974,517
                                                               ----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $5,540,432    $ 27,793,941
                                                               ==========    ============

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
STATEMENTS OF CHANGE IN NET ASSETS
--------------------------------------------------------------------------------

                                                             STREETTRACKS DOW JONES          STREETTRACKS DOW JONES
                                                                  STOXX 50 FUND                EURO STOXX 50 FUND
                                                          -----------------------------   -----------------------------
                                                             FOR THE         FOR THE         FOR THE         FOR THE
                                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                              2005            2004            2005            2004
                                                          -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income.................................   $   804,041     $   582,689    $  3,819,424    $  1,652,194
  Net realized gain (loss) on investments and foreign
    currency transactions...............................       174,316        (121,105)     34,046,899      12,867,239
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency.................     4,562,075       1,164,330     (10,072,382)      6,731,659
                                                           -----------     -----------    -------------   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................     5,540,432       1,625,914      27,793,941      21,251,092
                                                           -----------     -----------    -------------   ------------
  Undistributed net investment income included in price
    of shares issued and redeemed.......................           138           4,367          67,904          16,527
                                                           -----------     -----------    -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................      (796,093)       (601,360)     (3,960,144)     (1,760,293)
                                                           -----------     -----------    -------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..................     1,805,862      15,509,127     181,521,597      27,470,917
  Net proceeds from dividend reinvestment shares
    issued..............................................           702              --           1,227              --
  Cost of shares redeemed...............................            --         (62,983)   (119,061,998)    (39,019,051)
                                                           -----------     -----------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS.................................     1,806,564      15,446,144      62,460,826     (11,548,134)
                                                           -----------     -----------    -------------   ------------
  Net increase in net assets during period..............     6,551,041      16,475,065      86,362,527       7,959,192
  Net assets at beginning of period.....................    24,896,381       8,421,316      93,325,088      85,365,896
                                                           -----------     -----------    -------------   ------------
NET ASSETS AT END OF PERIOD (1).........................   $31,447,422     $24,896,381    $179,687,615    $ 93,325,088
                                                           ===========     ===========    =============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................................        50,000         450,000       4,550,000         800,000
  Shares issued to shareholders from reinvestment of
    distributions.......................................            19              --              32              --
  Shares redeemed.......................................            --          (1,971)     (2,950,000)     (1,102,046)
                                                           -----------     -----------    -------------   ------------
NET INCREASE (DECREASE).................................        50,019         448,029       1,600,032        (302,046)
                                                           ===========     ===========    =============   ============
(1) Including undistributed (distributions in excess of)
  net investment income:................................   $   (61,610)    $   129,109    $   (700,644)   $    863,352
                                                           ===========     ===========    =============   ============

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:
--------------------------------------------------------------------------------

                                             STREETTRACKS DOW JONES                          STREETTRACKS DOW JONES
                                                  STOXX 50 FUND                                EURO STOXX 50 FUND
                                  ---------------------------------------------   ---------------------------------------------
                                     FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2005            2004+           2003*           2005            2004+           2003*
                                  -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $ 33.20         $ 27.89         $25.34(4)      $  33.94         $ 27.97         $ 24.35(4)
                                     -------         -------         ------         --------         -------         -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income...........        1.01            0.99           1.20             0.94            0.64            0.97
Net realized and unrealized
  gain..........................        6.10            5.16           2.50             7.39            6.14            3.59
                                     -------         -------         ------         --------         -------         -------
Total from investment
  operations....................        7.11            6.15           3.70             8.33            6.78            4.56
                                     -------         -------         ------         --------         -------         -------
Undistributed net investment
  income included in price of
  units issued and redeemed.....        0.00(5)         0.01          (0.49)            0.02            0.01           (0.30)
                                     -------         -------         ------         --------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........       (1.00)          (0.85)         (0.66)           (0.98)          (0.82)          (0.64)
                                     -------         -------         ------         --------         -------         -------
NET ASSET VALUE, END OF
  PERIOD........................     $ 39.31         $ 33.20         $27.89         $  41.31         $ 33.94         $ 27.97
                                     =======         =======         ======         ========         =======         =======
TOTAL RETURN (1)................       21.60%          22.13%         12.79%           24.82%          24.21%          17.46%
Net assets, end of period (in
  000's)........................     $31,447         $24,896         $8,421         $179,688         $93,325         $85,366
Ratio of expenses to average net
  assets........................        0.32%           0.33%          0.35%(2)         0.32%           0.33%           0.35%(2)
Ratio of net investment income
  to
  average net assets............        2.75%           2.98%          2.96%(2)         2.79%           1.92%           2.78%(2)
Portfolio turnover rate (3).....           9%              7%             6%              15%             11%              6%

---------------

 * For the period October 15, 2002 (commencement of operations) through September 30, 2003.

(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(2) Annualized

(3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions.

(4) The beginning net asset values above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the streetTRACKS Dow Jones STOXX 50 Fund and the streetTRACKS Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444, respectively.

(5) Amount is less than $0.005 per share

 + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

See accompanying notes to financial statements.

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Index Shares Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds", (each referred to as a "Fund" and, collectively, as the "Funds") streetTRACKS Dow Jones STOXX 50 Fund and streetTRACKS Dow Jones EURO STOXX 50 Fund, each of which represents a separate series of beneficial interests in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

Each Fund intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

At September 30 2005, the Funds had no capital loss carryforwards.

For the year ended September 30, 2005, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN
                                                              RECLASS AMOUNT
----------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                           $        --
streetTRACKS Dow Jones EURO STOXX 50 Fund                       32,748,428

The Funds use the accounting practice of equalization. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

The Funds incurred the following losses during the period November 1, 2004 through September 30, 2005 that are deferred for tax purposes until fiscal 2006:

                                                              DEFERRED LOSSES
-----------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                              $    --
streetTRACKS Dow Jones EURO STOXX 50 Fund                              --

For the year ended September 30, 2005, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2005, was as follows:

                                                          ORDINARY INCOME       LONG-TERM CAPITAL GAIN
------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                        $  796,093                 $    --
streetTRACKS Dow Jones EURO STOXX 50 Fund                    3,960,144                      --

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

                                                          ORDINARY INCOME       LONG-TERM CAPITAL GAIN
------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                        $  600,656                 $   704
streetTRACKS Dow Jones EURO STOXX 50 Fund                    1,760,293                      --

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

As of September 30, 2005 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                           UNDISTRIBUTED            UNDISTRIBUTED
                                                          ORDINARY INCOME       LONG-TERM CAPITAL GAIN
------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                        $   94,714                 $117,420
streetTRACKS Dow Jones EURO STOXX 50 Fund                      103,764                       --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring streetTRACKS Index Shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of streetTRACKS Index Shares.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

Effective July 1, 2004, each Fund entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the Trust on behalf of "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                             0.29%
streetTRACKS Dow Jones EURO STOXX 50 Fund                        0.29%

The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Distributor to use its best efforts, consistent with its other businesses, to sell Shares of the Funds. Shares of the Funds are offered continuously. The Distributor may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell the Shares. Management has not implemented a 12b-1 fee on either of the Funds.

TRUSTEES' FEES

The Trust pays fees and expenses of the Independent Trustees, including Trustee's legal counsel fees. The Trust pays each Independent Trustee an annual fee of $15,000, and a meeting fee of $300 per fund per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

defined in the 1940 Act) of the Trust. The Trustees who are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee.

4.  SHAREHOLDER TRANSACTIONS

Except under the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is (cash component) used to equate the transaction to the net asset value per Share of a Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,500 to $6,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                                            GROSS          GROSS       NET UNREALIZED
                                                           IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                              COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                      $ 25,102,098    $6,452,428     $   96,056      $6,356,372
streetTRACKS Dow Jones EURO STOXX 50 Fund                  177,969,266     5,875,191      1,224,790       4,650,401

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS   REDEMPTIONS
------------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                          $  1,805,862    $         --
streetTRACKS Dow Jones EURO STOXX 50 Fund                      181,452,653     119,061,998

For the year ended September 30, 2005, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                          $  2,536,827   $ 2,610,179
streetTRACKS Dow Jones EURO STOXX 50 Fund                       20,371,421    20,788,763

For the year ended September 30, 2005, the Trust did not pay any commissions to an affiliate of the Adviser for Investment Transactions.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                                RATIO
-----------------------------------------------------------------------
streetTRACKS Dow Jones STOXX 50 Fund                           1: 2.536
streetTRACKS Dow Jones EURO STOXX 50 Fund                      1: 2.444

STREETTRACKS INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

STREETTRACKS INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
STREETTRACKS INDEX SHARES FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of streetTRACKS Index Shares Funds (the "Funds") at September 30, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2005

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING BID/ASK MIDPOINT PRICE VS. NAV AS OF SEPTEMBER 30, 2005

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.

   streetTRACKS Dow Jones STOXX 50 Fund

    -----------------------------------------------------------------------------
                                           Bid/Ask Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       9/30/05                     11                 2                 0
       6/30/05                     14                 9                 1
       3/31/05                      4                 0                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    30                 7                 0
       9/30/04                     19                 7                 0
       6/30/04                     19                 3                 0
       3/31/04                     13                 3                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    14                 1                 0
       9/30/03                      8                 2                 0
       6/30/03                     13                 2                 0
       3/31/03                     10                10                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    9                 7                 0
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                            Bid/Ask Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       9/30/05                       0                 2                 3
       6/30/05                       4                 2                 0
       3/31/05                       5                 3                 6
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 1
       9/30/04                       1                 1                 0
       6/30/04                       1                 2                 0
       3/31/04                       6                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      2                 0                 0
       9/30/03                       6                 0                 0
       6/30/03                       8                 3                 0
       3/31/03                       6                 2                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     7                 3                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   streetTRACKS Dow Jones EURO STOXX 50 Fund

    -----------------------------------------------------------------------------
                                          Bid/Offer Midpoint Price
                                                  Above NAV
    -----------------------------------------------------------------------------
                                 50 - 99          100 - 199           >200
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       9/30/05                      7                 2                 0
       6/30/05                      6                 1                 0
       3/31/05                     13                 4                 0
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                    12                 1                 0
       9/30/04                      8                 4                 0
       6/30/04                     10                 3                 0
       3/31/04.............         9                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                    11                 1                 0
       9/30/03                      8                 1                 0
       6/30/03                      6                 3                 0
       3/31/03                     12                 6                 1
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                    5                 7                 1
    -----------------------------------------------------------------------------

    -----------------------  -----------------------------------------------------
                                           Bid/Offer Midpoint Price
                                                   Below NAV
    -----------------------  -----------------------------------------------------
                                  50 - 99          100 - 199           >200
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------  -----------------------------------------------------
       2005
       QUARTER ENDING:
       9/30/05                       6                 1                 4
       6/30/05                      10                 4                 0
       3/31/05                       4                 8                 1
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      4                 0                 1
       9/30/04                       7                 1                 1
       6/30/04                       5                 2                 1
       3/31/04.............          3                 8                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
       9/30/03                       6                 3                 0
       6/30/03                      11                 4                 0
       3/31/03                      11                 4                 0
    -----------------------------------------------------------------------------
       2002
       PERIOD ENDING:
       12/31/02*                     9                 5                 0
    -----------------------------------------------------------------------------

   * Commencement of trading October 21, 2002

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2005 and held for the six months ended September 30, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees of $3,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Index Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID
                                                                 VALUE             VALUE          DURING PERIOD*
                                                                4/01/05           9/30/05       4/01/05 TO 9/30/05
                                                           -----------------   --------------   ------------------
ACTUAL
  streetTRACKS Dow Jones STOXX 50 Fund...................       $1,000           $1,072.03            $1.82
  streetTRACKS Dow Jones EURO STOXX 50 Fund..............       $1,000           $1,061.19            $1.76
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  streetTRACKS Dow Jones STOXX 50 Fund...................       $1,000           $1,023.31            $1.78
  streetTRACKS Dow Jones EURO STOXX 50 Fund..............       $1,000           $1,023.36            $1.72

* Expenses are equal to the Fund's annualized expense ratio of 0.35% and 0.34%, respectively, multiplied by the average account value of the period, multiplied by 183/365.

TAX INFORMATION (UNAUDITED)

QUALIFIED DIVIDEND INCOME

For the fiscal year ended September 30, 2005, the funds will designate up to the maximum amount allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on the individual's tax bracket. Complete information will be reported in conjunction with form 1099-DIV.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GAINS DISTRIBUTIONS

Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2005.

                                                                 AMOUNT
                                                               ----------
streetTRACKS Dow Jones STOXX 50 Fund........................   $       --
streetTRACKS Dow Jones EURO STOXX 50 Fund...................    1,406,551

FOREIGN TAX CREDIT

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended September 30, 2005, the total amount of foreign taxes will be passed through are:

                                                                 AMOUNT
                                                               ----------
streetTRACKS Dow Jones STOXX 50 Fund........................   $   80,535
streetTRACKS Dow Jones EURO STOXX 50 Fund...................      708,716

PROXY VOTING POLICIES

     You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-STRACKS (1-866-787-2257) (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Funds' website at www.streetTRACKS.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-866-787-2257 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.streetTRACKS.com.

QUARTERLY PORTFOLIO SCHEDULE

     The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.streetTRACKS.com.

INVESTMENT ADVISORY CONTRACT RENEWAL

     At an in-person meeting held on August 22, 2005, the Board of Trustees of the Trust (the "Board") considered renewal of the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the series portfolios of the Trust (each a "Fund", collectively, the "Funds"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Agreement.

     In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

     First, the Board considered the nature, extent and quality of the services provided by the Adviser. In doing so, they relied on their prior experience with the Trust, the Adviser and State Street, as well as materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser's responsibilities for managing the investment operations of each Fund in accordance with each Fund's investment objective and policies,

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     and the applicable legal and regulatory requirements. They appreciated the relatively unique nature of the Funds, as ETFs, and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance. They also considered the resources, structures and practices of the Adviser in managing the Funds' portfolios and in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its parent, State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Independent Trustees then determined that the nature, extent and quality of the services provided by the Adviser to the Trust were necessary and appropriate.

     The Independent Trustees' reviewed the Funds' performance. They noted that the distinctive indexed investment objective of each of the Funds made the analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Fund achieved its objective of replicating the total return of the applicable index (index tracking and tracking error). The Board considered that the Funds did not generate any taxable gain during the most recent fiscal year, and that the Funds were unlikely to distribute any material taxable gains in the current fiscal year. The Independent Trustees then determined that the performance of each Fund was satisfactory.

     The Board considered the profitability of the advisory arrangement with the Funds to the Adviser including data on the Funds' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the bases of the profitability calculations and determined that these methodologies were reasonable. The Independent Trustees concluded that, to the extent that the Adviser's relationship with the Trust had been profitable, the profitability was not excessive.

     The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Independent Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fee to be excessive.

     The Independent Trustees determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Independent Trustees further determined that such economies of scale are currently shared with the Funds by way of the low advisory fee and unitary fee structure of the Trust.

     The Board evaluated the Funds' unitary fee through the review of comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Board also reviewed the expense ratios of the Funds and the unitary fee structure. The Independent Trustees concluded, based on the information presented, that each Fund's fees were fair and reasonable in light those of their direct competitors. The Board reviewed the universe of similar ETFs for each Fund based upon Lipper Analytical Services and related comparative information. The Board used a Fund by Fund analysis of the data to determine that each Fund's expense ratio was reasonable in light of its peers.

     The Independent Trustees' conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser were appropriate; (b) the performance, and more importantly, the index tracking, of each Fund had been satisfactory; (c) the Adviser's fees for each Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) the profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Independent Trustees' conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the Funds.

STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND       POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
DATE OF BIRTH           WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
-----------------       -----------  --------------  -----------------------  -------------------   -------------------
David M. Kelly          Independent  Unlimited       President and CEO, NSCC      19                Trustee, streetTRACKS
420 Sabal Palm Lane     Trustee      Elected:        (1983-February 2000) (a                        Series Trust
Vero Beach, FL 32963                 September 2000  clearing org.); Vice                           Chicago Stock Exchange
10/10/38                                             Chairman, DTCC                                 (Public Governor/
                                                     (1999-February 2000)(a                         Director); Penson
                                                     depository in US); Vice                        Worldwide Inc.
                                                     Chairman and CEO,                              (Director); Thomas
                                                     Government Securities                          Murray Ltd.
                                                     Clearing Corp. (1990-                          (Director); Custodial
                                                     February 2000) (a                              Trust Co. (Director).
                                                     government securities
                                                     clearing company).

Frank Nesvet            Independent  Unlimited       Chief Executive              19                Trustee, streetTRACKS
c/o streetTRACKS        Trustee      Elected:        Officer, Libra Group,                          Series Trust
Series Trust                         September 2000  Inc. (1998- present) (a                        Jefferson Pilot
State Street Financial                               financial services                             Variable Fund, Inc.,
Center                                               consulting company);                           (Director); The
One Lincoln Street                                   Managing Director,                             Massachusetts Health &
Boston, MA 02111-2900                                Senior Vice President                          Education Tax Exempt
9/24/43                                              and Fund Treasurer, New                        Trust (Trustee).
                                                     England Funds
                                                     (1993-1998).

Helen F. Peters         Independent  Unlimited       Professor of Finance,        19                Trustee, streetTRACKS
133 South Street        Trustee      Elected:        Carroll School of                              Series Trust
Needham, Massachusetts               September 2000  Management, Boston                             Tradeware Global
02492                                                College (2003-present);                        (Director); BJ's
3/22/48                                              Dean, Boston College                           Wholesale Clubs
                                                     (August 2000-2003);                            (Director).
                                                     Partner Samuelson
                                                     Peters, LLC (1999-
                                                     September 3000).

James E. Ross           President    Unlimited       President, SSgA Funds        N/A                        N/A
SSgA Funds                           Elected:        Management, Inc.
Management, Inc.                     August 2005     (2005-present);
State Street Financial                               Principal, SSgA Funds
Center                                               Management, Inc.
One Lincoln Street                                   (2001-present);
Boston, MA 02111-2900                                Principal, State Street
6/24/65                                              Global Advisors (March
                                                     2000 to present); Vice
                                                     President, State Street
                                                     Bank and Trust Company
                                                     (1998-March 2000).
Michael P. Riley        Vice         Unlimited       Principal, State Street      N/A                        N/A
SSgA Funds Management,  President    Elected:        Global Advisors (2005
Inc.                                 February 2005   to present); Assistant
State Street Financial                               Vice President, State
Center                                               Street Bank and Trust
One Lincoln Street                                   Company (2000-2004).
Boston, MA 02111-2900
3/22/69


STREETTRACKS INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                     TERM OF OFFICE                           PORTFOLIOS IN
NAME, ADDRESS AND       POSITION(S)  AND LENGTH OF   PRINCIPAL OCCUPATION(S)  FUND COMPLEX          OTHER DIRECTORSHIPS
DATE OF BIRTH           WITH FUNDS   TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE   HELD BY TRUSTEE
-----------------       -----------  --------------  -----------------------  -------------------   -------------------
Gary L. French          Treasurer    Unlimited       Senior Vice President,       N/A                        N/A
State Street Bank and                Elected:        State Street Bank and
Trust Company                        May 2005        Trust Company
2 Avenue de Lafayette                                (2002-present);
Boston, MA 02111                                     Managing Director,
07/04/51                                             Deutsche Bank
                                                     (2001-2002); President,
                                                     UAM Fund Services
                                                     (1995-2001);

Mary Moran Zeven        Secretary    Unlimited       Senior Vice President        N/A                        N/A
State Street Bank and                Elected:        and Senior Managing
Trust Company                        August 2001     Counsel, State Street
One Lincoln Street                                   Bank and Trust Company
Boston, Massachusetts                                (2002- present); Vice
02111                                                President and Counsel,
2/27/61                                              State Street Bank and
                                                     Trust Company
                                                     (2000-2002).

Scott M. Zoltowski      Assistant    Unlimited       Vice President and           N/A                        N/A
State Street Bank and   Secretary    Elected:        Counsel, State Street
Trust Company                        November 2004   Bank and Trust Company
One Lincoln Street                                   (2004- present); Senior
Boston, MA 02111                                     Counsel, BISYS, Inc.
1/30/69                                              (2001-2004); Associate,
                                                     Dechert LLP (1999-
                                                     2001).

John W. Clark           Assistant    Unlimited       Vice President, State        N/A                        N/A
State Street Bank and   Treasurer    Elected:        Street Bank & Trust
Trust Company                        August 2005     Company (2001-
One Lincoln Street                                   present); Director,
Boston, MA 02111                                     Investors Bank & Trust
03/24/67                                             Company (1998-2000);
                                                     Assistant Vice
                                                     President, Investors
                                                     Bank & Trust Company
                                                     (1996-1998).

Matthew Flaherty        Assistant    Unlimited       Assistant Director,          N/A                        N/A
State Street Bank and   Treasurer    Elected:        State Street Bank and
Trust Company                        May 2005        Trust (1994-present).
One Lincoln Street
Boston, MA 02111
2/19/71

Peter A. Ambrosini      Chief        Unlimited       Senior Principal and         N/A                        N/A
SSgA Funds              Compliance   Elected:        Chief Compliance and
Management, Inc.        Officer      May 2004        Risk Management
State Street Financial                               Officer, SSgA Funds
Center                                               Management, Inc.
One Lincoln Street                                   (2001-present);
Boston, MA 02111                                     Managing Director,
12/17/43                                             PricewaterhouseCoopers
                                                     (1986-2001).

streetTRACKS (R)     INDEX SHARES FUNDS


TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters


OFFICERS
James E. Ross, President
Michael P. Riley, Vice President
Gary French, Treasurer
Mary Moran Zeven, Secretary
Scott M. Zoltowski, Assistant Secretary
John W. Clark, Assistant Treasurer
Matthew Flaherty, Assistant Treasurer
Peter A. Ambrosini, Chief Compliance Officer


INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02110


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd  Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com. Please read the prospectus carefully before you invest.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., ("Dow Jones"). Dow Jones does not make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.





For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit
WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.






(STATE STREET GLOBAL ADVISORS SSGA (R) LOGO)                 (STATE STREET LOGO)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

(2) Frank Nesvet is the registrant's audit committee financial expert. The Board also determined that Mr. Nesvet is not an "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate audit fees billed for professional services rendered by the principal accountant were $34,800 and $31,400, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate tax fees billed for professional services rendered by the principal accountant were $13,000 and $12,400, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2005 and September 30, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                    or

     b. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     c. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     d. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     e. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate non-audit fees billed by PwC for services rendered to the Trust and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,578,000 and $2,904,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS(R) Index Shares


By: /s/ James Ross
    -----------------------------------------
    James Ross
    President and Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James Ross
    -----------------------------------------
    James Ross
    President and Principal Executive Officer

Date: November 28, 2005


By: /s/ Gary L. French
    -----------------------------------------
    Gary L. French
    Treasurer and Principal Financial Officer

Date: November 22, 2005